Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Provision for income taxes table
(BENEFIT) PROVISION FOR INCOME TAXES

(In millions)	2014	2013	2012

Current tax expense (benefit)	$1,199	$229	$1,657
Deferred tax expense (benefit) from temporary differences	(837)	(750)	(574)
Total	$362	$(521)	$1,083

CONSOLIDATED (BENEFIT) PROVISION FOR INCOME TAXES

(In millions)	2014	2013	2012

U.S. Federal
Current	162	(562)	649
Deferred	(174)	(679)	(212)
Non - U.S.
Current	1,093	804	1,000
Deferred	(518)	(40)	(207)
Other	(201)	(44)	(147)
Total	$362	$(521)	$1,083

Consolidated earnings from continuing operations before income tax table
CONSOLIDATED EARNINGS FROM CONTINUING OPERATIONS BEFORE INCOME TAXES

(In millions)	2014	2013	2012

U.S. earnings	$3,998	$2,964	$4,820
Non-U.S. earnings	2,864	3,101	2,863
Total	$6,862	$6,065	$7,683

Schedule of Effective Income Tax Rate Reconciliation
RECONCILIATION OF U.S. FEDERAL STATUTORY INCOME TAX RATE TO ACTUAL INCOME TAX RATE

	2014	2013	2012

U.S. federal statutory income tax rate	35.0%	35.0%	35.0%
Increase (reduction) in rate resulting from
Tax on global activities including exports(a)	(20.7)	(39.8)	(11.2)
U.S. business credits(b)	(3.8)	(3.9)	(3.0)
Business Property disposition	-	-	(4.2)
All other – net	(5.2)	0.1	(2.5)
	(29.7)	(43.6)	(20.9)
Actual income tax rate	5.3%	(8.6)%	14.1%

(a) Included (4.3)% related to the sale of GEMB-Nordic in 2014 and (16.1)% related to the sale of 68.5% of our Swiss consumer finance bank, Cembra Money Bank AG (Cembra), through an initial public offering in 2013.

(b) U.S. general business credits, primarily the credit for energy produced from renewable sources, the advanced energy project credit and the low-income housing credit.

Unrecognized tax benefits
UNRECOGNIZED TAX BENEFITS

December 31 (In millions)	2014	2013

Unrecognized tax benefits	$3,055	$3,223
Portion that, if recognized, would reduce tax expense and effective tax rate(a)	2,259	2,346
Accrued interest on unrecognized tax benefits	420	570
Accrued penalties on unrecognized tax benefits	34	97
Reasonably possible reduction to the balance of unrecognized tax benefits in succeeding 12 months	0-600	0-800
Portion that, if recognized, would reduce tax expense and effective tax rate(a)	0-50	0-250

(a) Some portion of such reduction may be reported as discontinued operations.

Unrecognized tax benefits table
UNRECOGNIZED TAX BENEFITS RECONCILIATION

(In millions)	2014	2013

Balance at January 1	$3,223	$3,106
Additions for tax positions of the current year	61	79
Reductions for tax positions of the current year	(2)	(1)
Additions for tax positions of prior years	483	657
Reductions for tax positions of prior years	(531)	(617)
Settlements with tax authorities	(179)	(1)
Expiration of the statute of limitations	-	-
Balance at December 31	$3,055	$3,223

Principal components of our net liability (asset) table
COMPONENTS OF THE NET DEFERRED INCOME TAX ASSET (LIABILITY)

December 31 (In millions)	2014	2013

Assets
Non-U.S. loss carryforwards(a)	$(3,228)	$(2,835)
Allowance for losses	(2,068)	(2,401)
Investment in global subsidiaries	(1,717)	(1,432)
Other - net	(3,776)	(4,207)
Total deferred income tax assets	(10,789)	(10,875)

Liabilities
Operating leases	6,345	6,285
Financing leases	4,044	4,078
Intangible assets	1,956	1,907
Net unrealized gains on securities	511	163
Cash flow hedges	94	121
Other - net	5,258	4,812
Total deferred income tax liabilities	18,208	17,366

Net deferred income tax liability	$7,419	$6,491

(a) Net of valuation allowances of $544 million and $498 million for 2014 and 2013, respectively. Of the net deferred tax asset as of December 31, 2014, of $3,228 million, $35 million relates to net operating loss carryforwards that expire in various years ending from December 31, 2015, through December 31, 2017; none relates to net operating losses that expire in various years ending from December 31, 2018 through December 31, 2029 and $3,193 million relates to net operating loss carryforwards that may be carried forward indefinitely.